                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-1704

                      (Investment Company Act File Number)

                      Federated American Leaders Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 3/31/05

               Date of Reporting Period: Six months ended 9/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated American Leaders Fund, Inc.

Established 1969

35TH SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2004

Class A Shares
Class B Shares
Class C Shares
Class F Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2004		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$23.56		$17.23		$23.41		$23.68		$24.74		$24.90
Income From Investment Operations:
Net investment income	0.12		0.24		0.23		0.17		0.25		0.17
Net realized and unrealized gain (loss) on investments	(0.52)		6.33		(6.19)		(0.06)		(0.28)		0.35
TOTAL FROM INVESTMENT OPERATIONS	(0.40)		6.57		(5.96)		0.11		(0.03)		0.52
Less Distributions:
Distributions from net investment income	(0.12)		(0.24)		(0.22)		(0.14)		(0.24)		(0.16)
Distributions from net realized gain on investments	--		--		--		(0.24)		(0.79)		(0.52)
TOTAL DISTRIBUTIONS	(0.12)		(0.24)		(0.22)		(0.38)		(1.03)		(0.68)
Net Asset Value, End of Period	$23.04		$23.56		$17.23		$23.41		$23.68		$24.74
Total Return [1]	(1.70	)% [2]	38.28%		(25.50)%		0.42%		(0.17)%		1.97%

Ratios to Average Net Assets:
Expenses	1.16	% [3,4]	1.21	% [4]	1.18	% [4]	1.12%		1.16%		1.16%
Net investment income	1.02	% [3]	1.12%		1.13%		0.73%		1.04%		0.68%
Expense waiver/reimbursement [5]	0.00	% [3,6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$1,527,148		$1,562,277		$1,139,851		$1,626,954		$1,648,584		$1,671,780
Portfolio turnover	19%		29%		25%		30%		23%		36%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return (Note 5).

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended September 30, 2004 and the years ended March 31, 2004 and March 31, 2003 are 1.15%, 1.19%, and 1.17%, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2004		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$23.61		$17.22		$23.28		$23.59		$24.67		$24.87
Income From Investment Operations:
Net investment income (loss)	0.05		0.09		0.07		(0.01)		0.07		(0.02)
Net realized and unrealized gain (loss) on investments	(0.54)		6.31		(6.13)		(0.06)		(0.28)		0.34
TOTAL FROM INVESTMENT OPERATIONS	(0.49)		6.40		(6.06)		(0.07)		(0.21)		0.32
Less Distributions:
Distributions from net investment income	(0.03)		(0.01)		--		--		(0.08)		--
Distributions from net realized gain on investments	--		--		--		(0.24)		(0.79)		(0.52)
TOTAL DISTRIBUTIONS	(0.03)		(0.01)		--		(0.24)		(0.87)		(0.52)
Net Asset Value, End of Period	$23.09		$23.61		$17.22		$23.28		$23.59		$24.67
Total Return [1]	(2.08	)% [2]	37.19%		(26.03)%		(0.36)%		(0.90)%		1.19%

Ratios to Average Net Assets:
Expenses	1.92	% [3,4]	1.96	% [4]	1.93	% [4]	1.87%		1.91%		1.91%
Net investment income (net operating loss)	0.25	% [3]	0.38%		0.38%		(0.02)%		0.31%		(0.07)%
Expense waiver/reimbursement [5]	0.00	% [3,6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$849,950		$991,586		$850,023		$1,421,563		$1,510,064		$1,721,729
Portfolio turnover	19%		29%		25%		30%		23%		36%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return (Note 5).

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended September 30, 2004 and the years ended March 31, 2004 and March 31, 2003 are 1.91%, 1.94%, and 1.92%, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2004		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$23.63		$17.22		$23.29		$23.60		$24.68		$24.88
Income From Investment Operations:
Net investment income (loss)	0.04		0.09		0.07		(0.01)		0.07		(0.02)
Net realized and unrealized gain (loss) on investments	(0.53)		6.33		(6.14)		(0.06)		(0.27)		0.34
TOTAL FROM INVESTMENT OPERATIONS	(0.49)		6.42		(6.07)		(0.07)		(0.20)		0.32
Less Distributions:
Distributions from net investment income	(0.03)		(0.01)		--		--		(0.09)		--
Distributions from net realized gain on investments	--		--		--		(0.24)		(0.79)		(0.52)
TOTAL DISTRIBUTIONS	(0.03)		(0.01)		--		(0.24)		(0.88)		(0.52)
Net Asset Value, End of Period	$23.11		$23.63		$17.22		$23.29		$23.60		$24.68
Total Return [1]	(2.08	)% [2]	37.26%		(26.06)%		(0.36)%		(0.88)%		1.19%

Ratios to Average Net Assets:
Expenses	1.93	% [3,4]	1.96	% [4]	1.93	% [4]	1.87%		1.91%		1.91%
Net investment income (net operating loss)	0.25	% [3]	0.37%		0.38%		(0.02)%		0.29%		(0.07)%
Expense waiver/reimbursement [5]	0.00	% [3,6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$118,548		$126,806		$105,820		$168,012		$176,693		$185,063
Portfolio turnover	19%		29%		25%		30%		23%		36%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return (Note 5).

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio for the six months ended September 30, 2004 and the years ended March 31, 2004 and March 31, 2003 are 1.92%, 1.94%, and 1.92%, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2004		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$23.53		$17.21		$23.37		$23.65		$24.71		$24.88
Income From Investment Operations:
Net investment income	0.13		0.25		0.25		0.18		0.27		0.17
Net realized and unrealized gain (loss) on investments	(0.53)		6.31		(6.19)		(0.08)		(0.30)		0.34
TOTAL FROM INVESTMENT OPERATIONS	(0.40)		6.56		(5.94)		0.10		(0.03)		0.51
Less Distributions:
Distributions from net investment income	(0.12)		(0.24)		(0.22)		(0.14)		(0.24)		(0.16)
Distributions from net realized gain on investments	--		--		--		(0.24)		(0.79)		(0.52)
TOTAL DISTRIBUTIONS	(0.12)		(0.24)		(0.22)		(0.38)		(1.03)		(0.68)
Net Asset Value, End of Period	$23.01		$23.53		$17.21		$23.37		$23.65		$24.71
Total Return [1]	(1.70	)% [2]	38.29%		(25.46)%		0.37%		(0.17)%		1.94%

Ratios to Average Net Assets:
Expenses	1.15	% [3,4]	1.19	% [4]	1.18	% [4]	1.12%		1.16%		1.16%
Net investment income	1.02	% [3]	1.15%		1.13%		0.73%		1.07%		0.68%
Expense waiver/reimbursement [5]	0.00	% [3,6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$67,034		$71,908		$57,804		$95,918		$104,302		$123,714
Portfolio turnover	19%		29%		25%		30%		23%		36%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return (Note 5).

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended September 30, 2004 and the years ended March 31, 2004 and March 31, 2003 are 1.14%, 1.17%, and 1.17%, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2004		Period Ended 3/31/2004	[1]
Net Asset Value, Beginning of Period	$23.57		$17.74
Income From Investment Operations:
Net investment income	0.07		0.13
Net realized and unrealized gain (loss) on investments	(0.52)		5.85
TOTAL FROM INVESTMENT OPERATIONS	(0.45)		5.98
Less Distributions:
Distributions from net investment income	(0.07)		(0.15)
Net Asset Value, End of Period	$23.05		$23.57
Total Return [2]	(1.93	)% [3]	33.76%

Ratios to Average Net Assets:
Expenses	1.63	% [4,5]	1.66	% [4,5]
Net investment income	0.55	% [4]	0.54	% [4]
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.00	% [4,7]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,262		$3,082
Portfolio turnover	19%		29	% [8]

1 Reflects operations for the period from April 8, 2003 (start of performance) to March 31, 2004.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return (Note 5).

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangement. The expense ratios for the six months ended September 30, 2004 and period ended March 31, 2004 are 1.62% and 1.64%, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended March 31, 2004.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2004	Ending Account Value 9/30/2004	Expenses Paid During Period [1]
Actual:
Class A	$1,000	$ 983.00	$5.77
Class B	$1,000	$ 979.20	$9.53
Class C	$1,000	$ 979.20	$9.58
Class F	$1,000	$ 983.00	$5.72
Class K	$1,000	$ 980.70	$8.09
Hypothetical (assuming a 5% return before expenses):
Class A	$1,000	$1,019.25	$5.87
Class B	$1,000	$1,015.44	$9.70
Class C	$1,000	$1,015.39	$9.75
Class F	$1,000	$1,019.30	$5.82
Class K	$1,000	$1,016.90	$8.24

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A	1.16%
Class B	1.92%
Class C	1.93%
Class F	1.15%
Class K	1.63%

Portfolio of Investments Summary Table

At September 30, 2004, the fund's sector composition 1 was as follows:

		Percentage of Total Investments [2]
Financials	32.2%
Industrials	12.8%
Consumer Discretionary	11.9%
Energy	11.0%
Information Technology	9.6%
Materials	5.5%
Telecommunication Services	5.4%
Utilities	4.2%
Healthcare	3.7%
Consumer Staples	3.3%
Miscellaneous [3]	0.4%
TOTAL		100.0%

1 Sector classifications are based upon, and individual portfolio securities are assigned to, the classification categories of the Standard & Poor's Global Industry Classification Standard. Individual portfolio securities that are not included in the Standard & Poor's Global Industry Classification Standard are assigned to an index classification category by the fund's adviser.

2 Percentages are based on total investments, which may differ from total net assets.

3 Includes portfolio securities that cannot be assigned to a sector classification.

Portfolio of Investments

September 30, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--99.2%
		Consumer Discretionary--11.8%
364,700		Federated Department Stores, Inc.	$16,568,321
2,220,839		Ford Motor Co.	31,202,788
1,333,600		Gap (The), Inc.	24,938,320
1,133,300		Home Depot, Inc.	44,425,360
1,953,300		Interpublic Group Cos., Inc.	20,685,447
455,000		Johnson Controls, Inc.	25,848,550
1,142,700		Koninklijke (Royal) Philips Electronics NV, ADR	26,179,257
1,446,300		News Corp. Ltd., PFD ADR	45,312,579
983,048		Viacom, Inc., Class B	32,991,091
1,589,600		Walt Disney Co.	35,845,480
		TOTAL	303,997,193
		Consumer Staples--3.3%
1,118,800		Altria Group, Inc.	52,628,352
2,039,200	[1]	Rite Aid Corp.	7,177,984
1,497,500		Tyson Foods, Inc., Class A	23,989,950
		TOTAL	83,796,286
		Energy--11.0%
887,700		BP PLC, ADR	51,069,381
1,395,000		ChevronTexaco Corp.	74,827,800
258,500		ConocoPhillips	21,416,725
1,240,400		ExxonMobil Corp.	59,948,532
1,188,800		Halliburton Co.	40,050,672
837,500		Marathon Oil Corp.	34,572,000
		TOTAL	281,885,110
		Financials--32.0%
1,059,100		AON Corp.	30,438,534
967,300		Ace Ltd.	38,750,038
986,400		Allstate Corp.	47,337,336
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
370,600		American International Group, Inc.	$25,197,094
2,513,100		Bank of America Corp.	108,892,623
467,400		Capital One Financial Corp.	34,540,860
2,132,300		Citigroup, Inc.	94,077,076
385,100		Freddie Mac	25,123,924
675,500		Fannie Mae	42,826,700
354,600		Goldman Sachs Group, Inc.	33,062,904
572,500		Hartford Financial Services Group, Inc.	35,454,925
2,513,700		J.P. Morgan Chase & Co.	99,869,301
1,229,100		MBNA Corp.	30,973,320
1,041,400		Morgan Stanley	51,341,020
551,200		Nationwide Financial Services, Inc., Class A	19,352,632
1,825,600		U.S. Bancorp	52,759,840
558,400		Wachovia Corp.	26,216,880
432,700		Wells Fargo & Co.	25,801,901
		TOTAL	822,016,908
		Healthcare--3.7%
235,600		Johnson & Johnson	13,271,348
880,500		McKesson HBOC, Inc.	22,584,825
815,800		Pfizer, Inc.	24,963,480
1,606,700	[1]	Tenet Healthcare Corp.	17,336,293
233,200		UnitedHealth Group, Inc.	17,196,168
		TOTAL	95,352,114
		Industrials--12.8%
546,400		Block (H&R), Inc.	27,003,088
3,135,257		Cendant Corp.	67,721,551
456,000		Eaton Corp.	28,914,960
945,100		Masco Corp.	32,634,303
530,220		Northrop Grumman Corp.	28,276,633
861,900		Pitney Bowes, Inc.	38,009,790
430,900		Textron, Inc.	27,693,943
2,525,800		Tyco International Ltd.	77,441,028
		TOTAL	327,695,296
Shares			Value
		COMMON STOCKS--continued
		Information Technology--9.6%
1,412,400	[1]	Applied Materials, Inc.	$23,290,476
1,519,700	[1]	BMC Software, Inc.	24,026,457
413,200	[1]	Computer Sciences Corp.	19,461,720
1,737,244		Hewlett-Packard Co.	32,573,325
295,300		International Business Machines Corp.	25,319,022
1,012,500		Microsoft Corp.	27,995,625
2,104,575		Motorola, Inc.	37,966,533
1,265,800	[1]	Storage Technology Corp.	31,974,108
982,500	[1]	SunGard Data Systems, Corp.	23,354,025
		TOTAL	245,961,291
		Materials--5.5%
686,600		Air Products & Chemicals, Inc.	37,337,308
979,700		Alcoa, Inc.	32,908,123
367,200		Georgia-Pacific Corp.	13,200,840
482,200		International Paper Co.	19,485,702
620,900		PPG Industries, Inc.	38,048,752
		TOTAL	140,980,725
		Telecommunication Services--5.3%
478,600		BellSouth Corp.	12,979,632
1,730,400		SBC Communications, Inc.	44,903,880
1,374,700		Sprint Corp. (FON Group)	27,672,711
1,303,842		Verizon Communications	51,345,298
		TOTAL	136,901,521
		Utilities--4.2%
994,500		American Electric Power Co., Inc.	31,784,220
1,208,400		Edison International	32,034,684
351,500		FPL Group, Inc.	24,014,480
471,600		FirstEnergy Corp.	19,373,328
		TOTAL	107,206,712
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,189,385,619)	2,545,793,156
Shares			Value
		MUTUAL FUND--0.4%
8,856,332	[2]	Prime Value Obligations Fund, IS Shares (at net asset value)	$8,856,332
		TOTAL INVESTMENTS--99.6% (IDENTIFIED COST $2,198,241,951) [3]	2,554,649,488
		OTHER ASSETS AND LIABILITIES - NET--0.4%	11,293,305
		TOTAL NET ASSETS--100%	$2,565,942,793

1 Non-income producing security.

2 Affiliated company.

3 The cost of investments for federal tax purposes amounts to $2,198,241,951.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (unaudited)

Assets:
Total investments in securities, at value including $8,856,332 of investments in affiliated issuers (Note 5) (identified cost $2,198,241,951)		$2,554,649,488
Cash		4,422
Income receivable		3,404,346
Receivable for investments sold		12,521,558
Receivable for shares sold		1,482,623
TOTAL ASSETS		2,572,062,437
Liabilities:
Payable for shares redeemed	$3,787,562
Payable for transfer and dividend disbursing agent fees and expenses	1,018,553
Payable for distribution services fee (Note 5)	603,472
Payable for shareholder services fee (Note 5)	529,274
Accrued expenses	180,783
TOTAL LIABILITIES		6,119,644
Net assets for 111,272,083 shares outstanding		$2,565,942,793
Net Assets Consist of:
Paid-in capital		$2,272,850,156
Net unrealized appreciation of investments		356,407,537
Accumulated net realized loss on investments		(74,959,078)
Undistributed net investment income		11,644,178
TOTAL NET ASSETS		$2,565,942,793

Statement of Assets and Liabilities-continued

September 30, 2004 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,527,148,465 ÷ 66,282,576 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$23.04
Offering price per share (100/94.50 of $23.04) [1]	$24.38
Redemption proceeds per share	$23.04
Class B Shares:
Net asset value per share ($849,950,329 ÷ 36,803,973 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$23.09
Offering price per share	$23.09
Redemption proceeds per share (94.50/100 of $23.09) [1]	$21.82
Class C Shares:
Net asset value per share ($118,548,416 ÷ 5,130,265 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$23.11
Offering price per share (100/99.00 of $23.11) [1]	$23.34
Redemption proceeds per share (99.00/100 of $23.11) [1]	$22.88
Class F Shares:
Net asset value per share ($67,033,956 ÷ 2,913,741 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$23.01
Offering price per share (100/99.00 of $23.01) [1]	$23.24
Redemption proceeds per share (99.00/100 of $23.01) [1]	$22.78
Class K Shares:
Net asset value per share ($3,261,627 ÷ 141,528 shares outstanding), $0.20 par value, 125,000,000 shares authorized	$23.05
Offering price per share	$23.05
Redemption proceeds per share	$23.05

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2004 (unaudited)

Investment Income:
Dividends (including $70,225 received from affiliated issuers and net of foreign taxes withheld of $103,433) (Note 5)		$27,951,970
Interest		811,868
TOTAL INCOME		28,763,838
Expenses:
Investment adviser fee (Note 5)	$8,566,431
Administrative personnel and services fee (Note 5)	1,058,798
Custodian fees	59,203
Transfer and dividend disbursing agent fees and expenses-- Class A Shares (Note 5)	1,122,842
Transfer and dividend disbursing agent fees and expenses -- Class B Shares (Note 5)	722,740
Transfer and dividend disbursing agent fees and expenses -- Class C Shares (Note 5)	101,373
Transfer and dividend disbursing agent fees and expenses-- Class F Shares (Note 5)	47,927
Transfer and dividend disbursing agent fees and expenses-- Class K Shares (Note 5)	5,698
Directors'/Trustees' fees	13,855
Auditing fees	9,256
Legal fees	7,214
Portfolio accounting fees	103,409
Distribution services fee--Class B Shares (Note 5)	3,405,573
Distribution services fee--Class C Shares (Note 5)	460,191
Distribution services fee--Class K Shares (Note 5)	7,841
Shareholder services fee--Class A Shares (Note 5)	1,925,021
Shareholder services fee--Class B Shares (Note 5)	1,135,191
Shareholder services fee--Class C Shares (Note 5)	153,397
Shareholder services fee--Class F Shares (Note 5)	85,835
Share registration costs	60,458
Printing and postage	159,892
Insurance premiums	19,824
Taxes	104,343
Miscellaneous	1,893
TOTAL EXPENSES	19,338,205

Statement of Operations-continued

Six Months Ended September 30, 2004 (unaudited)

Waiver, Reimbursement and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(484)
Waiver of administrative personnel and services fee (Note 5)	(51,933)
Reimbursement of other operating expenses (Note 5)	(13,723)
Fees paid indirectly from directed brokerage arrangements	(191,905)
TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		$(258,045)
Net expenses			$19,080,160
Net investment income			9,683,678
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			110,691,136
Net increase due to reimbursements from adviser (Note 5)			1,182,616
Net change in unrealized appreciation of investments			(173,185,995)
Net realized and unrealized loss on investments			(61,312,243)
Change in net assets resulting from operations			$(51,628,565)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2004	Year Ended 3/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,683,678	$20,685,063
Net realized gain on investments	110,691,136	105,745,346
Net increase due to reimbursements from adviser (Note 5)	1,182,616	--
Net change in unrealized appreciation/depreciation of investments	(173,185,995)	669,037,049
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(51,628,565)	795,467,458
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,010,659)	(15,899,658)
Class B Shares	(1,151,929)	(590,009)
Class C Shares	(152,367)	(32,631)
Class F Shares	(357,346)	(776,991)
Class K Shares	(9,017)	(8,816)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,681,318)	(17,308,105)
Share Transactions:
Proceeds from sale of shares	166,651,997	581,491,306
Net asset value of shares issued to shareholders in payment of distributions declared	8,593,048	15,116,576
Cost of shares redeemed	(303,652,184)	(772,605,275)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(128,407,139)	(175,997,393)
Change in net assets	(189,717,022)	602,161,960
Net Assets:
Beginning of period	2,755,659,815	2,153,497,855
End of period (including undistributed net investment income of $11,644,178 and $11,641,818, respectively)	$2,565,942,793	$2,755,659,815

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2004 (unaudited)

1. ORGANIZATION

Federated American Leaders Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, and Class K Shares. The investment objective of the Fund is to seek growth of capital and income by concentrating the area of investment decision in the securities of high-quality companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent fees and expenses, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2004, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 9/30/2004		Year Ended 3/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,302,920	$122,781,652	22,544,163	$454,884,208
Shares issued to shareholders in payment of distributions declared	308,260	7,126,970	651,097	13,926,834
Shares redeemed	(5,640,152)	(129,839,078)	(23,037,928)	(467,246,739)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(28,972)	$69,544	157,332	$1,564,303

	Six Months Ended 9/30/2004		Year Ended 3/31/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,338,928	$30,961,211	4,225,384	$88,950,382
Shares issued to shareholders in payment of distributions declared	45,335	1,050,941	23,335	538,780
Shares redeemed	(6,572,630)	(152,079,084)	(11,628,622)	(247,272,066)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(5,188,367)	$(120,066,932)	(7,379,903)	$(157,782,904)

	Six Months Ended 9/30/2004		Year Ended 3/31/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	462,877	$10,728,909	1,457,383	$29,916,303
Shares issued to shareholders in payment of distributions declared	5,125	118,881	1,090	25,189
Shares redeemed	(704,718)	(16,210,366)	(2,236,071)	(46,057,155)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(236,716)	$(5,362,576)	(777,598)	$(16,115,663)

	Six Months Ended 9/30/2004		Year Ended 3/31/2004
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	73,855	$1,701,867	229,657	$4,712,072
Shares issued to shareholders in payment of distributions declared	12,443	287,240	28,881	616,958
Shares redeemed	(229,135)	(5,283,828)	(561,604)	(11,793,487)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(142,837)	$(3,294,721)	(303,066)	$(6,464,457)

	Six Months Ended 9/30/2004		Period Ended 3/31/2004 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	20,781	$478,358	140,906	$3,028,341
Shares issued to shareholders in payment of distributions declared	390	9,016	391	8,815
Shares redeemed	(10,431)	(239,828)	(10,509)	(235,828)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	10,740	$247,546	130,788	$2,801,328
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,586,152)	$(128,407,139)	(8,172,447)	$(175,997,393)

1 Reflects operations for the period from April 8, 2003 (start of performance) to March 31, 2004.

4. FEDERAL TAX INFORMATION

At September 30, 2004, the cost of investments for federal tax purposes was $2,198,241,951. The net unrealized appreciation of investments for federal tax purposes was $356,407,537. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $441,037,433 and net unrealized depreciation from investments for those securities having an excess of cost over value of $84,629,896.

At March 31, 2004, the Fund had a capital loss carryforward of $184,305,642 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 11,624,328
2011	$172,681,314

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to: (a) 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fees. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $70,225 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares, Class C Shares and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended September 30, 2004, FSC retained $172,404 in sales charges from the sale of Class A Shares, $5,101 in sales charges from the sale of Class C Shares and $136 in sales charges from the sale of Class F Shares. FSC also retained $4,502 of contingent deferred sales charges relating to redemptions of Class A Shares, $5,447 relating to redemptions of Class C Shares and $1,859 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $951,813, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs certain portfolio trades to a broker that, in turn, pay a portion of the Fund's operating expenses. For the six months ended September 30, 2004, the Fund's expenses were reduced by $191,905 under these arrangements.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $1,196,339. Of this amount, $13,723 relates to the reimbursement of operating expenses for fees received by Federated from assets invested as a result of frequent trading arrangements; and $1,182,616 relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended September 30, 2004 were as follows:

Purchases	$499,532,689
Sales	$616,229,069

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated American Leaders Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313914103
Cusip 313914202
Cusip 313914301
Cusip 313914400
Cusip 313914509

8110101 (11/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated American Leaders Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        November 24, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        November 24, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        November 24, 2004